General administrative expenses and other net operating income (expenses)_Details of other operating expenses (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Other operating expenses [Abstract]
Losses on transactions of foreign exchange		₩ 192,331,000,000		₩ 991,423,000,000		₩ 2,886,535,000,000
KDIC deposit insurance premium		333,600,000,000		315,315,000,000		304,055,000,000
Contribution to miscellaneous funds		317,667,000,000		298,416,000,000		286,000,000,000
Losses on disposals of loans and receivables		0		0	[1]	9,221,000,000
Losses related to derivatives ( Designated for hedging )		3,686,000,000		36,483,000,000		109,569,000,000
Losses on fair value hedged items		86,214,000,000		17,299,000,000		0
Others	[2]	143,786,000,000		124,240,000,000		172,331,000,000
Total		1,077,284,000,000		1,783,176,000,000		3,767,711,000,000
Expenses for payment to other creditor financial institutions				1,594,000,000		5,237,000,000
Amortisation of other intangible assets included in other operating expenses		₩ 22,317,000,000	[3]	₩ 51,770,000,000	[4]	₩ 48,292,000,000	[5]

[1]	Loss on disposal of loan and receivables occurred during the year ended December 31, 2018 was presented as a separate account named 'Net gain related to financial assets at amortized cost' in accordance with the adoption of IFRS 9.
[2]	Others include such expenses amounting to 5,237 million Won and 1,594 million Won for the years ended December 31, 2017 and 2018, respectively, that are related to the Group's expected payments to other creditor financial institutions in accordance with the creditor financial institutions committee agreement. In addition, they include 48,292 million Won, 51,770 million Won and 22,317 million Won for the years ended December 31, 2017, 2018 and 2019, respectively, of intangible asset amortization expense.
[3]	Amortization of other intangible assets amounting to 22,317 million Won is included in other operating expenses.
[4]	Amortization of other intangible assets amounting to 51,770 million Won is included in other operating expenses.
[5]	Amortization of other intangible assets amounting to 48,292 million Won is included in other operating expenses.